Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2020
Financial Instruments and Risk Management [Abstract]
Schedule of financial instruments
	March 31,
	2020		2019
	Amortized Cost	FVTOCI	Amortized Cost	FVOCI
Cash and cash equivalents	$3,152	$—	$6,166	$—
Prepaid expenses and Other Receivables	$74	$—	$282	$—
Investment	$—	$7,477	$—	$5,303

	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Accounts payable and accrued liabilities	$1,268	$—	$1,107	$—
Unsecured notes payable	$3,661	$—	$3,663	$—
Warrant liability	$—	$—	$—	$24